Share Capital and Share Premium - Authorised share capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Par value per share	$ 0.004
Value Of Shares Authorised	$ 2,200	$ 2,200	$ 2,200
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised			500,000,000
Par value per share	$ 0.004		$ 0.004
Value Of Shares Authorised	$ 2,000	2,000	$ 2,000
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised			100,000,000
Par value per share			$ 0.001
Value Of Shares Authorised	100	100	$ 100
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised			100,000,000
Par value per share			$ 0.001
Value Of Shares Authorised	$ 100	$ 100	$ 100